Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs Trust II
Entity Central Index Key	0001557156
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000154942
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Manager Global Equity Fund
Class Name	Class R6
Trading Symbol	GSEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Manager Global Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[1]
AssetsNet	$ 1,505,572,931
Holdings Count | Holding	843
Advisory Fees Paid, Amount	$ 2,470,618
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$1,505,572,931
# of Portfolio Holdings	843
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid	$2,470,618

Holdings [Text Block]

Sector Allocation (%)

Information Technology	17.1%
Financials	16.3%
Industrials	10.7%
Consumer Discretionary	10.0%
Health Care	9.3%
Domestic Equity	8.7%
Communication Services	6.5%
Consumer Staples	4.8%
Materials	3.1%
Other	11.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000154943
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Manager Real Assets Strategy Fund
Class Name	Class R6
Trading Symbol	GRASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Manager Real Assets Strategy Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[2]
AssetsNet	$ 817,590,944
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 2,229,602
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$817,590,944
# of Portfolio Holdings	191
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid	$2,229,602

Holdings [Text Block]

Sector Allocation (%)

Real Estate	56.9%
Utilities	17.7%
Energy	13.2%
Industrials	6.3%
Communication Services	1.9%
Information Technology	0.5%
Health Care	0.3%
Other	2.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161913
Shareholder Report [Line Items]
Fund Name	Multi-Manager U.S. Small Cap Equity Fund
Class Name	Class P
Trading Symbol	MMSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multi-Manager U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.73%	[3]
AssetsNet	$ 586,884,112
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 1,625,583
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$586,884,112
# of Portfolio Holdings	339
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid	$1,625,583

Holdings [Text Block]

Sector Allocation (%)

Industrials	21.5%
Financials	20.0%
Health Care	14.8%
Information Technology	13.6%
Consumer Discretionary	8.9%
Consumer Staples	4.0%
Energy	3.7%
Materials	3.3%
Real Estate	1.9%
Other	8.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124400
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Class A
Trading Symbol	GMAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[4]
AssetsNet	$ 58,099,887
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 196,547
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$58,099,887
# of Portfolio Holdings	208
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$196,547

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	32.4	19.4	13.0	6.5
Commodities	81.2	42.1	39.1	3.0
Developed Markets Currency	83.1	52.5	30.5	22.0
Long-Term Fixed Income	177.4	122.8	54.7	68.1
Short-Term Investments	91.7	91.7	-	91.7

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124401
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Class C
Trading Symbol	GMCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$90	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.76%	[5]
AssetsNet	$ 58,099,887
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 196,547
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$58,099,887
# of Portfolio Holdings	208
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$196,547

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	32.4	19.4	13.0	6.5
Commodities	81.2	42.1	39.1	3.0
Developed Markets Currency	83.1	52.5	30.5	22.0
Long-Term Fixed Income	177.4	122.8	54.7	68.1
Short-Term Investments	91.7	91.7	-	91.7

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201711
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Class P
Trading Symbol	GMMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[6]
AssetsNet	$ 58,099,887
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 196,547
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$58,099,887
# of Portfolio Holdings	208
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$196,547

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	32.4	19.4	13.0	6.5
Commodities	81.2	42.1	39.1	3.0
Developed Markets Currency	83.1	52.5	30.5	22.0
Long-Term Fixed Income	177.4	122.8	54.7	68.1
Short-Term Investments	91.7	91.7	-	91.7

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198936
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Class R6
Trading Symbol	GMMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[7]
AssetsNet	$ 58,099,887
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 196,547
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$58,099,887
# of Portfolio Holdings	208
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$196,547

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	32.4	19.4	13.0	6.5
Commodities	81.2	42.1	39.1	3.0
Developed Markets Currency	83.1	52.5	30.5	22.0
Long-Term Fixed Income	177.4	122.8	54.7	68.1
Short-Term Investments	91.7	91.7	-	91.7

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124402
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Institutional Class
Trading Symbol	GSMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[8]
AssetsNet	$ 58,099,887
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 196,547
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$58,099,887
# of Portfolio Holdings	208
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$196,547

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	32.4	19.4	13.0	6.5
Commodities	81.2	42.1	39.1	3.0
Developed Markets Currency	83.1	52.5	30.5	22.0
Long-Term Fixed Income	177.4	122.8	54.7	68.1
Short-Term Investments	91.7	91.7	-	91.7

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124403
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Investor Class
Trading Symbol	GIMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[9]
AssetsNet	$ 58,099,887
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 196,547
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$58,099,887
# of Portfolio Holdings	208
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$196,547

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	32.4	19.4	13.0	6.5
Commodities	81.2	42.1	39.1	3.0
Developed Markets Currency	83.1	52.5	30.5	22.0
Long-Term Fixed Income	177.4	122.8	54.7	68.1
Short-Term Investments	91.7	91.7	-	91.7

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000151918
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Manager Non-Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	GNCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Manager Non-Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[10]
AssetsNet	$ 1,490,248,652
Holdings Count | Holding	1,281
Advisory Fees Paid, Amount	$ 3,010,969
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$1,490,248,652
# of Portfolio Holdings	1,281
Portfolio Turnover Rate	52%
Total Net Advisory Fees Paid	$3,010,969

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	37.9%
Software	4.5%
Insurance	3.7%
Oil Field Services	3.3%
Media	2.9%
Commercial Services	2.9%
Banks	2.2%
Diversified Financial Services	2.1%
Telecommunication Services	1.9%
Other	37.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000157436
Shareholder Report [Line Items]
Fund Name	Multi-Manager International Equity Fund
Class Name	Class P
Trading Symbol	MMITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multi-Manager International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[11]
AssetsNet	$ 1,513,684,795
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 3,325,068
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$1,513,684,795
# of Portfolio Holdings	159
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid	$3,325,068

Holdings [Text Block]

Sector Allocation (%)

Financials	19.9%
Industrials	19.6%
Information Technology	12.6%
Consumer Discretionary	11.2%
Health Care	10.4%
Consumer Staples	7.6%
Communication Services	5.6%
Materials	5.5%
Energy	2.0%
Other	5.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

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